Expense Example - Federated Hermes International Strategic Value Dividend Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	676	942	1,229	2,042	309	646	1,108	2,390	105	328	569	1,259	97	303	525	1,166